NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS	3 Months Ended	6 Months Ended
	Dec. 31, 2015	Jun. 30, 2016
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS	NOTE 7 - NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS: No new accounting standards have been adopted since the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2015 was filed.	NOTE 7 – NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS
No new accounting standards have been adopted since the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2015 was filed.